Document and Entity Information	Jun. 10, 2020
Cover [Abstract]
Entity Registrant Name	ROKU, INC.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2020
Entity Central Index Key	0001428439
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	DE
Entity File Number	001-38211
Entity Tax Identification Number	26-2087865
Entity Address, Address Line One	1155 Coleman Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95510
City Area Code	(408)
Local Phone Number	556-9040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ROKU
Security 12b Title	Class A Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ